Schedule of consolidation of subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
Lucas China [Member]
Date of incorporation	May 17, 2011
Place of Incorporation	PRC
Equity method investment ownership percentage	99.00%
Entity principal Activites	Recruitment, Consulting and Information Technology
Luogaoshi Technology Beijing Co. Ltd. [Member]
Date of incorporation	May 26, 2015
Place of Incorporation	PRC
Equity method investment ownership percentage	100.00%
Entity principal Activites	Recruitment, Consulting and Information Technology
Qing Dao Luogaoshi Consulting Co. Ltd. [Member]
Date of incorporation	Jun. 01, 2017
Place of Incorporation	PRC
Equity method investment ownership percentage	100.00%
Entity principal Activites	Recruitment, Consulting and Information Technology
Jiangxi Magellan Technology Co. Ltd. [Member]
Date of incorporation	Jun. 18, 2020
Place of Incorporation	PRC
Equity method investment ownership percentage	100.00%
Entity principal Activites	Recruitment, Consulting and Information Technology
Lucas Media Co. Ltd. [Member]
Date of incorporation	Jul. 01, 2016
Place of Incorporation	PRC
Equity method investment ownership percentage	100.00%
Entity principal Activites	Media and Entertainment business
Shanghai Luojiashi Technology Co. Ltd. [Member]
Date of incorporation	Nov. 02, 2021
Place of Incorporation	PRC
Equity method investment ownership percentage	100.00%
Entity principal Activites	Recruitment, Consulting and Information Technology
Lucas GC Limited [Member]
Date of incorporation	Apr. 12, 2016
Place of Incorporation	Hongkong, PRC
Equity method investment ownership percentage	100.00%
Entity principal Activites	Management consulting business